Other operating (expense) / income, net	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other operating (expense) / income, net	Other operating (expense) / income, net

	2021	2020	2019
Gain from disposal of farmland and other assets (Note 21)	—	2,064	1,354
Loss from the sale of subsidiaries (Note 21)	10	(554)	—
Loss from commodity derivative financial instrument	(15,990)	(8,320)	(618)
(Loss) / gain from disposal of other property items	(397)	2,198	(329)
Net (loss) / gain from fair value adjustment of investment property	(4,331)	1,077	(325)
Others	1,940	5,522	(904)
	(18,768)	1,987	(822)